Income Taxes - Summary of Income Tax Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Loss before income taxes	$ (657,776)	$ (52,541)
Expected tax rate	26.50%	26.50%
Expected tax benefit resulting from loss	$ 174,311	$ 13,923
Non-deductible expenses	(99,192)	(19,310)
Increase in unrecognized temporary differences	(81,616)	(5,506)
Rate differential	(4,060)
Non-taxable portion of capital gains and losses		9,421
Other	(1,761)	(121)
Income tax expense	$ (12,318)	$ (1,593)